Earnings per Share (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended								12 Months Ended
	Nov. 30, 2009 Y	May 31, 2009	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Entity	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Outstanding options to purchase common stock (in shares)			77				71				77	71
Exercise prices, low end of range (in dollars per share)											$ 6.85
Exercise prices, high end of range (in dollars per share)											$ 19.96
Numerator:
Income (loss) from continuing operations			$ 2,093,000	$ 2,290,000	$ (10,293,000)	$ (842,000)	$ 2,262,000	$ 7,377,000	$ (7,508,000)	$ (2,739,000)	$ (6,752,000)	$ (608,000)	$ 6,211,000
Income (loss) from discontinued operations											(302,000)	2,132,000	3,415,000
Net income (loss)											(7,054,000)	1,524,000	9,626,000
Net income attributable to the noncontrolling interest											(130,000)	(306,000)	(417,000)
Net income (loss) attributable to Inland Real Estate Corporation											(7,184,000)	1,218,000	9,209,000
Dividends on preferred shares											(948,000)
Net income (loss) attributable to common stockholders			194,000	2,653,000	(10,318,000)	(661,000)	4,018,000	6,868,000	(6,936,000)	(2,732,000)	(8,132,000)	1,218,000	9,209,000
Denominator for net income (loss) per common share basic:
Weighted average number of common shares outstanding											88,530	85,951	78,441
Effect of dilutive securities:
Unvested restricted shares											103	85	63
Denominator for net income (loss) per common share diluted:
Weighted average number of common and common equivalent shares outstanding											88,530	85,951	78,504
Period of Sales Agency Agreement with BMO Capital Markets Corp. (BMO) (in years)	3
Aggregate offering amount common stock, maximum	100,000,000
Issue of common stock pursuant to the ATM issuance program (in shares)			3,816								3,816
Net proceeds from issuance of common stock pursuant to the ATM issuance program											31,691,000
Gross proceeds from issuance of common stock pursuant to the ATM issuance program											32,504,000
Commissions and fees pursuant to the ATM issuance program											813,000
Minimum number of joint venture entities in which company may invest to acquire real estate properties											1
Amount available for sale under ATM issuance program											67,496,000
Common shares issued under equity offerings		17,135
Common shares issued under equity offerings (in dollars per share)		$ 6.5
Proceeds from issuance of common stock, excluding offering costs		$ 106,400,000
Employment agreements
Earnings per share
Number of shares issued											192
Number of shares vested			99								99
Employment incentives
Earnings per share
Number of shares issued											69
Number of shares vested			42								42
Number of shares cancelled			6								6